Cover	Feb. 13, 2024
Cover [Abstract]
Entity Registrant Name	RECRUITER.COM GROUP, INC.
Entity Central Index Key	0001462223
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 13, 2024
Entity Ex Transition Period	false
Entity File Number	001-53641
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-1505893
Entity Address Address Line 1	500 Seventh Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10018
City Area Code	855
Local Phone Number	931-1500
Security 12b Title	Common Stock
Trading Symbol	RCRT
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false